Severance Indemnities and Pension Plans (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
2027	¥ 82,173
2028	80,601
2029	79,652
2030	78,433
2031	77,755
Thereafter (2032-2036)	370,307
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
2027	14,553
2028	14,485
2029	15,036
2030	15,785
2031	16,271
Thereafter (2032-2036)	91,838
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
2027	2,586
2028	2,406
2029	2,234
2030	2,045
2031	1,900
Thereafter (2032-2036)	¥ 8,415